Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	12 Months Ended
Dec. 31, 2022
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

23. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	3,610	4,256	5,484
An equity investee	1,683	—	—
	5,293	4,256	5,484
Revenue from research and development services from:
An equity investee	507	525	491
Purchases from:
Equity investees	4,231	3,770	3,347
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	227	350	332
An equity investee	127	—	—
	354	350	332
Rendering of management services from:
An indirect subsidiary of CK Hutchison	980	971	955
Entered brand license agreement with:
An indirect subsidiary of CK Hutchison (note (a))	—	12,721	—

(ii)	Balances with related parties included in:

	December 31,
	2022	2021

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (b))	1,319	1,166
An equity investee (note (b))	2,198	—
	3,517	1,166
Other receivables, prepayments and deposits
An equity investee (note (b))	998	1,149
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (c) and (e))	1,953	1,915
An equity investee (note (b) and (d))	148	—
	2,101	1,915
Other non-current liabilities
An equity investee (note (d))	755	736
An indirect subsidiary of CK Hutchison (note (e))	8,716	9,766
	9,471	10,502

Notes:

(a)	The branding rights for HBYS from an indirect subsidiary of CK Hutchison were recognized in the consolidated statements of operations through the gain on divestment of an equity investee (Note 22). For the years ended December 31, 2022 and 2021, the Group paid US$1,538,000 for each of the two years.
(b)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of commercial, promotion and marketing rights.
(e)	As at December 31, 2022 and 2021, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at December 31, 2022 and 2021, US$8,716,000 and US$9,766,000 of the branding liability payable was included in other non-current liabilities.

(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Sales	47,611	41,974	36,500
Purchases	7,936	10,660	13,936
Dividends declared	25,600	9,894	1,462

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,
	2022	2021

	(in US$’000)
Accounts receivable	11,139	8,436
Accounts payable	2,922	2,062